Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2022
Land and buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	7 years
Land and buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	21 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	3 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	5 years